Net Loss Per Share (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of shares	11,376,571	9,959,723	9,013,144
Loss	$ (23,879)	$ (30,224)	$ (6,716)